Label	Element	Value
C000014112 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%
C000014112 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	7.00%
C000014112 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.60%
C000200078 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%
C000200078 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	7.00%
C000200078 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.60%
C000014110 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%
C000014110 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	7.00%
C000014110 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.60%
C000014113 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%
C000014113 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	7.00%
C000014113 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.60%
C000204998 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%
C000204998 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	7.00%
C000204998 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.60%
C000014114 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%
C000014114 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	7.00%
C000014114 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.60%